Significant events and transactions related to 2025 financial statements	12 Months Ended
Dec. 31, 2025
Significant Events And Transactions Related To 2025 Financial Statements
Significant events and transactions related to 2025 financial statements

2. Significant events and transactions related to 2025 financial statements

Operating assets

•	Impairment loss on Nickel Assets (Vale Base Metals) – In the last quarter of 2025, the Company identified impairment triggers for its nickel cash-generating units ("CGUs"). Thus, Vale carried out impairment tests for those CGUs, resulting in the recognition of impairment losses related to the Newfoundland and Labrador CGU, located in Canada, in the amount of US$1,745. In addition, the impairment test of the goodwill allocated to the Canadian nickel CGUs resulted in the recognition of an impairment loss in the amount of US$1,735. These losses are presented as ‘Impairment and result on disposals of non-current assets, net’ in the income statement for the year. Further details are disclosed in Note 12 to these financial statements.

Financial management
•	Repurchase of participative shareholders' debentures – In November 2025, Vale completed the partial repurchase of its participative shareholders' debentures for US$703, including the payment of a premium of US$15, which is presented in the income statement as "Financial expenses". Further details are disclosed in Note 23(b) to these financial statements.
•	Issuance of subordinated notes – In November 2025, Vale issued subordinated notes in the amount of US$750, maturing in 2056. Further details are presented in note 23(a) to these financial statements.
•	Debentures public offering – In June 2025, the Company issued Debentures of US$1,080 (R$6 billion), maturing in 2032, 2035 and 2037. Further details are presented in note 24 to these financial statements.
•	Bond issuance and repurchase - In February 2025, the Company issued bonds in the amount of US$750 maturing in 2054. In March 2025, these proceeds were partially used to redeem bonds maturing in 2034, 2036 and 2039 in the total amount of US$329. As a result of the early redemption, Vale paid a premium of US$44, which was recorded in the income statement as "Financial expenses". Further details are presented in note 24 to these financial statements.

Provision and contingencies
•	Claim in the United Kingdom – In November 2025, the English court confirmed BHP’s liability for the failure of the Fundão dam in 2015, which was operated by Samarco, a joint venture of Vale and BHP. As a result, Vale recognized an additional provision of US$449, presented in the income statement as “Equity results and other results in associates and joint ventures.” Further details are presented in note 26(c) to these financial statements.

Capital structure
•	Shareholder remuneration – During 2025, the Company approved dividends and interest on shareholders’ equity to its shareholders in the amount of US$5,923. Further details are presented in note 29(e) to these financial statements.

Related parties
•	Divestment of Aliança Geração de Energia S.A. (“Aliança”) – In September 2025, the Company completed the sale of a 70% interest in Aliança to Global Infrastructure Partners (“GIP”) for US$871. As a result, Aliança became an associate, and Vale recognized a loss of US$206 in the income statement, presented as ‘Impairment and result on disposals of non-current assets, net’ . Further details are disclosed in note 31(a) to these financial statements.